Segment Revenue and Expenses - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue from external customers	$ 13,994	$ 16,817	$ 6,962
Non-current assets	48,526	48,072
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenue from external customers	9,823	12,521	6,342
Non-current assets	36,060	36,966
Americas [member]
Disclosure of geographical areas [line items]
Revenue from external customers	2,564	1,545
Non-current assets	7,171	7,057
Africa [member]
Disclosure of geographical areas [line items]
Non-current assets	5,295	4,049
Europe [Member]
Disclosure of geographical areas [line items]
Revenue from external customers	$ 1,607	$ 2,751	$ 620